STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT	11 Months Ended
Dec. 31, 2021 USD ($) shares
Common Stock
Increase (decrease) in Stockholders' Deficit
Balance at the beginning	$ 0
Balance at the beginning (in shares) | shares	0
Issuance of common stock to Sponsor	$ 431
Issuance of common stock to Sponsor (in shares) | shares	4,312,500
Common stock forfeited	$ (2)
Common stock forfeited (in shares) | shares	22,125
Balance at the end	$ 429
Balance at the end (in shares) | shares	4,290,375
Additional Paid-In Capital
Increase (decrease) in Stockholders' Deficit
Balance at the beginning	$ 0
Issuance of common stock to Sponsor	24,569
Common stock forfeited	2
Fair value of Public Warrants included in the Units sold in the Initial Public Offering	7,894,290
Offering costs associated with issuance of Public Warrants	(434,186)
Accretion to common stock subject to possible redemption amount	7,484,675
Net income (loss)	0
Balance at the end	0
Accumulated Deficit
Increase (decrease) in Stockholders' Deficit
Balance at the beginning	0
Issuance of common stock to Sponsor	0
Common stock forfeited	0
Fair value of Public Warrants included in the Units sold in the Initial Public Offering	0
Offering costs associated with issuance of Public Warrants	0
Accretion to common stock subject to possible redemption amount	9,904,492
Net income (loss)	(990,638)
Balance at the end	(10,895,130)
Balance at the beginning	0
Issuance of common stock to Sponsor	25,000
Fair value of Public Warrants included in the Units sold in the Initial Public Offering	7,894,290
Offering costs associated with issuance of Public Warrants	(434,186)
Accretion to common stock subject to possible redemption amount	17,389,167
Net income (loss)	(990,638)
Balance at the end	$ (10,894,701)